Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 51,013	$ 31,036
Measured at FVOCI	[1]	3,811	1,537
Interest income calculated using effective interest method		54,824	32,573
Other	[2]	2,000	985
Interest income	[3]	56,824	33,558
Measured at amortized cost	[1]	38,348	15,273
Interest expense calculated using effective interest method		38,348	15,273
Other	[4]	189	170
Interest expenses		$ 38,537	$ 15,443

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $54,824 for the year ended October 31, 2023 (October 31, 2022 – $32,573).
[4]	The interest on lease liabilities was $114 (2022 – $107).